UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23391

Capital Group Central Fund Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Brian C. Janssen

Capital Group Central Fund Series

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital Group Central Cash FundSM Semi-annual report for the six months ended April 30, 2021

Seeking to generate
income while
preserving capital
and maintaining
liquidity

Capital Group Central Cash Fund seeks to provide income on cash reserves while preserving capital and maintaining liquidity. The fund is an institutional prime money market fund with a floating net asset value (NAV). This fund currently manages cash balances for (a) other funds, investment vehicles and accounts advised by the fund’s investment adviser and its affiliates and (b) the fund’s investment adviser and its affiliates.

Shares of the fund are restricted securities and cannot be transferred or resold without registration under the Securities Act of 1933, as amended (“1933 Act”), or an exemption from registration under the 1933 Act. This report does not constitute an offer to sell, or the solicitation of an offer to buy, any shares of the fund.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Figures shown in this report are past results for Class M shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Investment returns will vary.

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell your shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Here are the total returns on a $1,000 investment with all distributions reinvested for the period ended March 31, 2021 (the most recent calendar quarter-end):

	1 year	Lifetime (since 2/22/19)

Class M shares	0.17%	1.19%

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Visit capitalgroup.com for more information.

The fund’s annualized seven-day yield for Class M shares as of May 31, 2021, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.05%. The annualized seven-day SEC yield more accurately reflects the fund’s current earnings than does the fund’s return.

The value of fixed income securities may be affected by changing interest rates and changes in credit ratings of the securities. Refer to the fund’s registration statement and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for Capital Group Central Cash Fund for the periods ended April 30, 2021, are shown in the table below, as well as results of the fund’s primary benchmark and peer group.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/cmqxx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Letter to investors

2	Investment portfolio

13	Financial statements

15	Notes to financial statements

20	Financial highlights

Results at a glance

For periods ended April 30, 2021, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	Lifetime (since 2/22/19)

Capital Group Central Cash Fund (Class M shares)	0.06%	0.13%	1.15%
3-month U.S. Treasury bill	0.03	0.09	1.07
Lipper Institutional Money Market Funds Average[1]	0.02	0.08	0.97

[1]	Source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Results for the Lipper averages do not reflect sales charges. Lipper categories are dynamic, and averages may have few funds, especially over the fund’s lifetime. To see the number of funds included in the Lipper category for each fund’s lifetime, please view the Quarterly Statistical Update at capitalgroup.com.

Capital Group Central Cash Fund	1

Investment portfolio April 30, 2021	unaudited

Percent of net assets
Short-term securities:
U.S. Treasury bills	46.54%
Commercial paper	35.19
Federal agency bills & notes	12.66
Repurchase agreements	3.35
Discount notes	.07
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	.63
Other assets less liabilities	1.56
100.00%

Short-term securities 97.81%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
U.S. Treasury bills 46.54%
U.S. Treasury 5/4/2021	0.067%	$1,650,000	$1,650,000
U.S. Treasury 5/6/2021	0.084	1,950,000	1,949,999
U.S. Treasury 5/11/2021	0.071	1,854,700	1,854,698
U.S. Treasury 5/13/2021	0.042	2,758,400	2,758,396
U.S. Treasury 5/18/2021	0.041	1,200,000	1,199,997
U.S. Treasury 5/20/2021	0.037	2,640,000	2,639,994
U.S. Treasury 5/25/2021	0.044	2,350,000	2,349,986
U.S. Treasury 5/27/2021	0.042	2,401,800	2,401,792
U.S. Treasury 6/1/2021	0.033	2,196,900	2,196,891
U.S. Treasury 6/3/2021	0.037	2,152,900	2,152,881
U.S. Treasury 6/8/2021	0.067	2,050,000	2,050,075
U.S. Treasury 6/10/2021	0.034	3,170,000	3,169,983
U.S. Treasury 6/15/2021	0.027	1,475,000	1,475,059
U.S. Treasury 6/17/2021	0.052	2,600,000	2,599,968
U.S. Treasury 6/22/2021	0.041	1,820,700	1,820,764
U.S. Treasury 6/24/2021	0.023	1,614,500	1,614,477
U.S. Treasury 6/29/2021	0.034	1,495,500	1,495,551
U.S. Treasury 7/1/2021	0.016	1,700,000	1,699,972
U.S. Treasury 7/6/2021	0.031	1,847,100	1,847,157
U.S. Treasury 7/8/2021	0.018	972,400	972,382
U.S. Treasury 7/13/2021	0.033	2,300,000	2,300,069
U.S. Treasury 7/15/2021	0.018	500,000	499,985
U.S. Treasury 7/20/2021	0.025	2,470,900	2,470,949
U.S. Treasury 7/22/2021	0.019	850,900	850,881
U.S. Treasury 7/27/2021	0.014	700,000	700,015
U.S. Treasury 7/29/2021	0.011	300,000	299,993
U.S. Treasury 8/3/2021	0.025	2,600,000	2,600,044
U.S. Treasury 8/5/2021	0.023	1,516,800	1,516,760
U.S. Treasury 8/10/2021	0.021	2,422,300	2,422,356
U.S. Treasury 8/12/2021	0.017	1,599,600	1,599,533
U.S. Treasury 8/17/2021	0.019	825,000	825,005
U.S. Treasury 8/19/2021	0.020	600,000	599,982
U.S. Treasury 8/24/2021	0.024	600,000	600,159
U.S. Treasury 8/26/2021	0.030	1,267,400	1,267,319
U.S. Treasury 9/2/2021	0.022	1,018,100	1,018,031
U.S. Treasury 9/9/2021	0.019	825,000	824,941
U.S. Treasury 9/16/2021	0.022	349,800	349,770
U.S. Treasury 9/23/2021	0.011	152,700	152,688
U.S. Treasury 9/30/2021	0.016	49,200	49,196
			60,847,698

2	Capital Group Central Cash Fund

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper 35.19%
Alberta (Province of) 5/10/2021[1]	0.100%	$50,000	$49,999
Alberta (Province of) 5/12/2021[1]	0.088	83,000	82,999
Alberta (Province of) 5/20/2021[1]	0.100	100,000	99,996
Alberta (Province of) 5/26/2021[1]	0.099	50,000	49,997
Alberta (Province of) 6/8/2021[1]	0.138	75,000	74,994
Alberta (Province of) 7/12/2021[1]	0.109	50,000	49,991
Alphabet Inc. 5/7/2021[1]	0.040	400,000	399,997
Amazon.Com Inc 5/12/2021[1]	0.050	80,000	79,999
ANZ New Zealand (International) Ltd. 5/10/2021[1]	0.140	116,250	116,247
Apple Inc. 5/3/2021[1]	0.080	50,000	50,000
Apple Inc. 5/4/2021[1]	0.050	25,000	25,000
Apple Inc. 5/17/2021[1]	0.050	82,000	81,998
Apple Inc. 5/19/2021[1]	0.040	50,000	49,998
Apple Inc. 5/26/2021[1]	0.040	89,000	88,996
Apple Inc. 5/27/2021[1]	0.040	30,000	29,999
Apple Inc. 6/2/2021[1]	0.050	100,000	99,995
Apple Inc. 6/28/2021[1]	0.050	11,300	11,299
Apple Inc. 7/6/2021[1]	0.050	90,000	89,990
Apple Inc. 8/2/2021[1]	0.060	49,000	48,992
Apple Inc. 8/5/2021[1]	0.060	115,400	115,379
Atlantic Asset Securitization LLC 5/3/2021[1]	0.080	25,000	25,000
Atlantic Asset Securitization LLC 5/4/2021[1]	0.090	50,000	50,000
Atlantic Asset Securitization LLC 5/5/2021[1]	0.080	100,000	99,999
Atlantic Asset Securitization LLC 5/6/2021[1]	0.100	50,000	49,999
Atlantic Asset Securitization LLC 5/7/2021[1]	0.080	20,000	20,000
Atlantic Asset Securitization LLC 5/17/2021[1]	0.078	60,000	59,997
Atlantic Asset Securitization LLC 5/25/2021[1]	0.100	15,000	14,999
Atlantic Asset Securitization LLC 6/2/2021[1]	0.097	115,000	114,987
Atlantic Asset Securitization LLC 6/28/2021[1]	0.130	50,000	49,988
Atlantic Asset Securitization LLC 7/27/2021[1]	0.120	19,968	19,962
Atlantic Asset Securitization LLC 8/6/2021[1]	0.140	25,000	24,989
Australia & New Zealand Banking Group, Ltd. 5/5/2021[1]	0.130	257,000	256,997
Australia & New Zealand Banking Group, Ltd. 5/6/2021[1]	0.130	46,500	46,499
Australia & New Zealand Banking Group, Ltd. 5/10/2021[1]	0.100	80,800	80,798
Australia & New Zealand Banking Group, Ltd. 5/25/2021[1]	0.150	70,000	69,996
Australia & New Zealand Banking Group, Ltd. 5/28/2021[1]	0.108	100,000	99,993
Australia & New Zealand Banking Group, Ltd. 7/26/2021[1]	0.110	89,000	88,976
Australia & New Zealand Banking Group, Ltd. 7/27/2021[1]	0.119	279,000	278,922
Australia & New Zealand Banking Group, Ltd. 7/28/2021[1]	0.109	100,000	99,972
Australia & New Zealand Banking Group, Ltd. 7/29/2021[1]	0.140	21,750	21,744
Bank of Montreal 5/19/2021	0.170	250,000	249,990
Bank of Montreal 6/7/2021	0.120	190,000	189,983
Bank of Montreal 6/16/2021	0.140	100,000	99,988
Bank of Montreal 6/21/2021	0.130	300,000	299,958
Bank of Montreal 6/23/2021	0.120	200,000	199,970
Banque et Caisse d’Epargne de L’Etat 5/3/2021	0.165	51,000	51,000
Banque et Caisse d’Epargne de L’Etat 5/6/2021	0.160	100,000	99,999
Banque et Caisse d’Epargne de L’Etat 5/11/2021	0.164	58,475	58,474
Banque et Caisse d’Epargne de L’Etat 6/15/2021	0.160	75,000	74,993
Banque et Caisse d’Epargne de L’Etat 7/15/2021	0.150	65,000	64,988
Banque et Caisse d’Epargne de L’Etat 8/2/2021	0.140	125,000	124,971
Banque et Caisse d’Epargne de L’Etat 8/6/2021	0.140	100,000	99,975
Banque et Caisse d’Epargne de L’Etat 8/11/2021	0.132	133,250	133,213
BNG Bank NV 5/4/2021[1]	0.096	145,000	144,999
BNG Bank NV 5/5/2021[1]	0.040	34,000	34,000
BNG Bank NV 5/7/2021[1]	0.087	150,000	149,998
BNG Bank NV 5/14/2021[1]	0.093	100,000	99,997
BNG Bank NV 5/17/2021[1]	0.110	231,560	231,553
BNG Bank NV 6/1/2021[1]	0.075	50,000	49,997
BNG Bank NV 6/2/2021[1]	0.074	100,000	99,993
BNG Bank NV 6/3/2021[1]	0.084	250,000	249,981
BNG Bank NV 6/21/2021[1]	0.110	300,000	299,953
BNP Paribas, New York Branch 5/3/2021[1]	0.095	600,000	599,997
BNP Paribas, New York Branch 5/4/2021[1]	0.160	75,000	75,000
BNP Paribas, New York Branch 5/7/2021[1]	0.160	200,000	199,998
BNP Paribas, New York Branch 6/22/2021[1]	0.140	50,000	49,993

Capital Group Central Cash Fund	3

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper (continued)
BNP Paribas, New York Branch 6/25/2021[1]	0.140%	$50,000	$49,992
BNP Paribas, New York Branch 7/14/2021[1]	0.160	100,000	99,976
BofA Securities Inc 5/3/2021[1]	0.130	100,000	99,999
BofA Securities Inc 5/17/2021[1]	0.140	200,000	199,989
British Columbia (Province of) 5/18/2021	0.070	24,100	24,100
British Columbia (Province of) 7/9/2021	0.070	38,500	38,494
British Columbia (Province of) 7/19/2021	0.070	50,000	49,991
British Columbia (Province of) 7/22/2021	0.070	20,000	19,996
British Columbia (Province of) 7/23/2021	0.070	40,000	39,993
CAFCO, LLC 5/3/2021[1]	0.130	31,900	31,900
CAFCO, LLC 5/11/2021[1]	0.140	15,000	15,000
CAFCO, LLC 5/12/2021[1]	0.130	50,000	49,999
CAFCO, LLC 5/19/2021[1]	0.100	75,000	74,997
CAFCO, LLC 5/21/2021[1]	0.120	50,000	49,998
CAFCO, LLC 5/26/2021[1]	0.120	75,000	74,995
CAFCO, LLC 7/6/2021[1]	0.130	50,000	49,989
CAFCO, LLC 7/8/2021[1]	0.130	50,000	49,989
CAFCO, LLC 7/15/2021[1]	0.130	26,000	25,993
CAFCO, LLC 7/16/2021[1]	0.130	50,000	49,987
CAFCO, LLC 8/2/2021[1]	0.160	50,000	49,984
Caisse d’Amortissement de la Dette Sociale 5/3/2021	0.160	19,000	19,000
Caisse d’Amortissement de la Dette Sociale 6/3/2021	0.133	120,000	119,991
Caisse d’Amortissement de la Dette Sociale 6/9/2021	0.130	25,000	24,997
Caisse d’Amortissement de la Dette Sociale 6/15/2021	0.160	38,800	38,794
Caisse d’Amortissement de la Dette Sociale 6/24/2021	0.119	125,000	124,977
Caisse d’Amortissement de la Dette Sociale 7/12/2021	0.135	100,000	99,974
Caisse d’Amortissement de la Dette Sociale 7/16/2021	0.140	150,000	149,958
Caisse des Dépôts et Consignations 5/17/2021	0.130	75,000	74,998
Caisse des Dépôts et Consignations 6/2/2021	0.140	39,650	39,647
Caisse des Dépôts et Consignations 6/7/2021	0.118	200,000	199,983
Caisse des Dépôts et Consignations 6/16/2021	0.094	75,000	74,992
Caisse des Dépôts et Consignations 7/6/2021	0.133	114,500	114,479
Caisse des Dépôts et Consignations 7/7/2021	0.130	100,000	99,981
Caisse des Dépôts et Consignations 7/12/2021	0.124	100,000	99,979
Canada Bill 5/12/2021	0.060	200,000	199,999
Canadian Imperial Bank of Commerce 5/5/2021[1]	0.080	400,000	399,996
Canadian Imperial Bank of Commerce 5/10/2021[1]	0.080	350,000	349,993
Canadian Imperial Bank of Commerce 5/21/2021[1]	0.080	150,000	149,993
Canadian Imperial Bank of Commerce 5/24/2021[1]	0.080	200,000	199,989
Canadian Imperial Bank of Commerce 7/7/2021[1]	0.150	100,000	99,981
Canadian Imperial Bank of Commerce 7/14/2021[1]	0.120	100,000	99,977
Canadian Imperial Bank of Commerce 10/4/2021[1]	0.170	50,000	49,967
Canadian Imperial Bank of Commerce 10/20/2021[1]	0.188	50,000	49,962
Chariot Funding, LLC 5/28/2021[1]	0.180	50,000	49,996
Chariot Funding, LLC 6/11/2021[1]	0.130	50,000	49,992
Chariot Funding, LLC 6/16/2021[1]	0.140	50,000	49,991
Chariot Funding, LLC 6/18/2021[1]	0.130	50,000	49,991
Chariot Funding, LLC 6/25/2021[1]	0.130	50,000	49,989
Chariot Funding, LLC 7/14/2021[1]	0.140	25,000	24,992
CHARTA, LLC 5/10/2021[1]	0.160	50,000	49,999
CHARTA, LLC 5/19/2021[1]	0.120	75,000	74,997
Chevron Corp. 5/4/2021[1]	0.090	50,000	50,000
Chevron Corp. 5/5/2021[1]	0.050	50,000	50,000
Chevron Corp. 5/7/2021[1]	0.090	66,000	65,999
Chevron Corp. 5/10/2021[1]	0.106	73,300	73,299
Chevron Corp. 5/12/2021[1]	0.087	140,000	139,998
Chevron Corp. 5/19/2021[1]	0.040	50,000	49,999
Chevron Corp. 5/26/2021[1]	0.040	42,000	41,998
Chevron Corp. 5/27/2021[1]	0.040	30,000	29,999
Chevron Corp. 6/15/2021[1]	0.040	130,000	129,990
Chevron Corp. 6/16/2021[1]	0.040	30,000	29,998
Chevron Corp. 6/22/2021[1]	0.040	40,000	39,998
Chevron Corp. 6/28/2021[1]	0.040	50,000	49,997
Chevron Corp. 7/7/2021[1]	0.050	142,500	142,484
Coca-Cola Co. 5/3/2021[1]	0.060	25,000	25,000
Coca-Cola Co. 6/2/2021[1]	0.050	50,000	49,998

4	Capital Group Central Cash Fund

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper (continued)
Coca-Cola Co. 6/14/2021[1]	0.050%	$45,000	$44,997
Coca-Cola Co. 7/1/2021[1]	0.050	25,000	24,998
Commonwealth Bank of Australia 5/5/2021[1]	0.129	150,000	149,998
Commonwealth Bank of Australia 6/3/2021[1]	0.119	100,000	99,992
Coöperatieve Rabobank U.A. 8/13/2021	0.107	100,000	99,964
CRC Funding, LLC 5/10/2021[1]	0.170	50,000	49,999
CRC Funding, LLC 5/11/2021[1]	0.140	44,000	43,999
CRC Funding, LLC 5/21/2021[1]	0.120	50,000	49,997
CRC Funding, LLC 5/24/2021[1]	0.123	250,000	249,981
CRC Funding, LLC 6/8/2021[1]	0.120	40,000	39,994
CRC Funding, LLC 6/14/2021[1]	0.120	100,000	99,983
CRC Funding, LLC 7/7/2021[1]	0.140	40,000	39,989
CRC Funding, LLC 7/13/2021[1]	0.130	50,000	49,986
Credit Agricole North America, Inc. 5/3/2021	0.029	165,700	165,699
Credit Agricole North America, Inc. 5/5/2021	0.070	150,000	149,999
Credit Agricole North America, Inc. 5/12/2021	0.070	150,000	149,997
DBS Bank Ltd. 6/18/2021[1]	0.148	63,350	63,342
DBS Bank Ltd. 7/2/2021[1]	0.140	140,435	140,406
DBS Bank Ltd. 7/6/2021[1]	0.120	25,550	25,544
DBS Bank Ltd. 8/20/2021[1]	0.149	100,000	99,953
DBS Bank Ltd. 8/27/2021[1]	0.149	100,000	99,949
Denmark (Kingdom of) 5/10/2021	0.095	21,000	21,000
Denmark (Kingdom of) 5/12/2021	0.115	200,000	199,998
Denmark (Kingdom of) 5/17/2021	0.105	200,000	199,997
Denmark (Kingdom of) 5/26/2021	0.125	450,000	449,986
Denmark (Kingdom of) 5/28/2021	0.125	100,000	99,997
Denmark (Kingdom of) 6/4/2021	0.115	50,000	49,998
Denmark (Kingdom of) 6/7/2021	0.115	50,000	49,997
Denmark (Kingdom of) 6/14/2021	0.125	100,000	99,994
Denmark (Kingdom of) 6/15/2021	0.090	50,000	49,997
Denmark (Kingdom of) 6/16/2021	0.125	100,000	99,993
Denmark (Kingdom of) 6/18/2021	0.125	75,000	74,995
Denmark (Kingdom of) 6/24/2021	0.125	75,000	74,994
Denmark (Kingdom of) 7/19/2021	0.100	100,000	99,991
DNB Bank ASA 5/3/2021[1]	0.060	200,000	199,999
DNB Bank ASA 5/4/2021[1]	0.040	50,000	50,000
DNB Bank ASA 5/7/2021[1]	0.164	250,000	249,998
DNB Bank ASA 5/14/2021[1]	0.068	235,200	235,196
DNB Bank ASA 5/19/2021[1]	0.070	150,000	149,996
DNB Bank ASA 5/24/2021[1]	0.095	50,000	49,998
DNB Bank ASA 5/26/2021[1]	0.084	225,000	224,992
DNB Bank ASA 5/28/2021[1]	0.095	100,000	99,996
DNB Bank ASA 6/7/2021[1]	0.105	200,000	199,987
DNB Bank ASA 6/11/2021[1]	0.105	150,000	149,989
DNB Bank ASA 6/14/2021[1]	0.125	35,600	35,597
DNB Bank ASA 6/25/2021[1]	0.095	50,000	49,994
DNB Bank ASA 7/7/2021[1]	0.125	50,000	49,992
Eli Lilly and Co. 6/2/2021[1]	0.077	174,000	173,990
Emerson Electric Co. 5/4/2021[1]	0.080	25,000	25,000
Emerson Electric Co. 6/2/2021[1]	0.060	20,000	19,999
Emerson Electric Co. 7/8/2021[1]	0.070	20,000	19,997
European Investment Bank 5/14/2021	0.103	1,095,850	1,095,827
European Investment Bank 6/2/2021	0.109	100,000	99,993
Export Development Canada 5/17/2021	0.069	170,000	169,997
Export Development Canada 5/19/2021	0.075	20,000	20,000
Export Development Canada 5/21/2021	0.080	20,000	19,999
Export Development Canada 6/2/2021	0.069	50,000	49,998
Export Development Canada 6/3/2021	0.065	25,000	24,999
Export Development Canada 6/4/2021	0.060	30,600	30,599
Export Development Canada 6/7/2021	0.062	25,000	24,999
Export Development Canada 6/9/2021	0.063	75,000	74,996
Export Development Canada 6/14/2021	0.057	100,000	99,994
Export Development Canada 6/21/2021	0.060	25,000	24,998
Export Development Canada 7/12/2021	0.095	25,000	24,997
Export Development Canada 8/3/2021	0.070	15,800	15,798
ExxonMobil Corp. 5/3/2021	0.088	250,000	249,999

Capital Group Central Cash Fund	5

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper (continued)
ExxonMobil Corp. 5/17/2021	0.060%	$50,000	$49,999
ExxonMobil Corp. 5/18/2021	0.065	75,000	74,999
ExxonMobil Corp. 5/19/2021	0.030	45,000	44,999
ExxonMobil Corp. 6/14/2021	0.040	20,000	19,999
ExxonMobil Corp. 6/28/2021	0.050	45,000	44,996
ExxonMobil Corp. 7/19/2021	0.060	50,000	49,993
ExxonMobil Corp. 7/21/2021	0.060	200,000	199,972
ExxonMobil Corp. 7/22/2021	0.060	150,000	149,978
ExxonMobil Corp. 7/23/2021	0.060	300,000	299,956
Fairway Finance Company, LLC 5/27/2021[1]	0.180	50,000	49,995
Fairway Finance Company, LLC 6/11/2021[1]	0.130	55,000	54,990
Fairway Finance Company, LLC 8/23/2021[1]	0.149	35,000	34,982
FMS Wertmanagement 5/7/2021[1]	0.138	200,000	199,998
FMS Wertmanagement 5/11/2021[1]	0.119	150,000	149,998
FMS Wertmanagement 5/12/2021[1]	0.120	35,000	34,999
FMS Wertmanagement 5/24/2021[1]	0.120	34,200	34,199
FMS Wertmanagement 5/26/2021[1]	0.130	100,000	99,996
FMS Wertmanagement 6/2/2021[1]	0.145	51,000	50,997
FMS Wertmanagement 6/3/2021[1]	0.130	50,000	49,997
FMS Wertmanagement 7/1/2021[1]	0.138	150,000	149,972
FMS Wertmanagement 7/12/2021[1]	0.127	100,000	99,976
FMS Wertmanagement 7/15/2021[1]	0.120	61,500	61,484
FMS Wertmanagement 7/16/2021[1]	0.120	100,000	99,974
FMS Wertmanagement 7/20/2021[1]	0.130	83,000	82,977
FMS Wertmanagement 7/21/2021[1]	0.130	70,000	69,980
Gotham Funding Corp. 5/14/2021[1]	0.120	53,000	52,999
Gotham Funding Corp. 5/20/2021[1]	0.130	25,000	24,999
Gotham Funding Corp. 6/7/2021[1]	0.110	32,550	32,546
Gotham Funding Corp. 6/14/2021[1]	0.120	73,000	72,987
Gotham Funding Corp. 7/21/2021[1]	0.130	100,000	99,965
Gotham Funding Corp. 7/23/2021[1]	0.120	24,500	24,491
Henkel of America, Inc. 5/28/2021[1]	0.066	90,000	89,995
Hydro-Québec 5/6/2021[1]	0.080	150,000	149,999
Hydro-Québec 5/13/2021[1]	0.060	175,000	174,998
Hydro-Québec 5/19/2021[1]	0.070	169,300	169,296
Hydro-Québec 6/8/2021[1]	0.063	230,000	229,988
Hydro-Québec 6/15/2021[1]	0.050	69,400	69,396
Hydro-Québec 9/15/2021[1]	0.100	37,200	37,187
ING (U.S.) Funding LLC 6/3/2021	0.140	80,000	79,994
ING (U.S.) Funding LLC 6/4/2021	0.138	145,000	144,988
ING (U.S.) Funding LLC 6/16/2021	0.140	100,000	99,988
ING (U.S.) Funding LLC 6/18/2021	0.140	280,000	279,964
ING (U.S.) Funding LLC 6/21/2021	0.140	200,000	199,972
ING (U.S.) Funding LLC 6/24/2021	0.140	185,000	184,972
ING (U.S.) Funding LLC 6/28/2021	0.140	300,000	299,949
ING (U.S.) Funding LLC 6/30/2021	0.140	100,000	99,982
ING (U.S.) Funding LLC 7/1/2021	0.140	100,000	99,982
ING (U.S.) Funding LLC 7/2/2021	0.140	130,000	129,976
Johnson & Johnson 6/7/2021[1]	0.110	100,000	99,997
KfW 5/24/2021[1]	0.051	200,000	199,991
KfW 6/3/2021[1]	0.105	80,000	79,994
KfW 6/7/2021[1]	0.075	100,000	99,992
KfW 6/28/2021[1]	0.135	100,000	99,985
Kimberly-Clark Corp. 5/11/2021[1]	0.050	48,500	48,499
Liberty Street Funding LLC 5/6/2021[1]	0.140	26,000	26,000
Liberty Street Funding LLC 6/2/2021[1]	0.130	50,000	49,995
Liberty Street Funding LLC 6/7/2021[1]	0.130	41,000	40,995
Liberty Street Funding LLC 6/14/2021[1]	0.140	50,000	49,992
Liberty Street Funding LLC 6/24/2021[1]	0.140	70,000	69,985
Liberty Street Funding LLC 7/7/2021[1]	0.140	50,000	49,986
Liberty Street Funding LLC 7/30/2021[1]	0.150	50,000	49,980
Liberty Street Funding LLC 8/5/2021[1]	0.150	25,000	24,990
LMA-Americas LLC 5/11/2021[1]	0.137	89,600	89,598
LMA-Americas LLC 5/17/2021[1]	0.080	13,420	13,419
LMA-Americas LLC 6/9/2021[1]	0.100	100,100	100,086
LMA-Americas LLC 7/7/2021[1]	0.140	50,000	49,986

6	Capital Group Central Cash Fund

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper (continued)
LMA-Americas LLC 7/23/2021[1]	0.140%	$36,900	$36,887
Longship Funding LLC 5/7/2021[1]	0.057	50,000	49,999
Longship Funding LLC 5/10/2021[1]	0.080	50,000	49,999
Longship Funding LLC 5/12/2021[1]	0.058	50,000	49,999
Longship Funding LLC 5/17/2021[1]	0.080	35,000	34,999
Longship Funding LLC 5/24/2021[1]	0.070	50,000	49,998
Longship Funding LLC 6/2/2021[1]	0.070	50,000	49,996
Longship Funding LLC 6/4/2021[1]	0.068	50,000	49,996
Loreal USA Inc. 5/11/2021[1]	0.050	50,000	49,999
Loreal USA Inc. 5/17/2021[1]	0.050	50,000	49,999
Loreal USA Inc. 5/18/2021[1]	0.050	50,000	49,999
Loreal USA Inc. 5/19/2021[1]	0.050	50,000	49,999
Loreal USA Inc. 5/20/2021[1]	0.040	36,000	35,999
Loreal USA Inc. 5/26/2021[1]	0.050	19,000	18,999
LVMH Moët Hennessy Louis Vuitton Inc. 5/3/2021[1]	0.100	10,000	10,000
LVMH Moët Hennessy Louis Vuitton Inc. 5/13/2021[1]	0.091	10,000	10,000
LVMH Moët Hennessy Louis Vuitton Inc. 5/17/2021[1]	0.110	10,000	10,000
LVMH Moët Hennessy Louis Vuitton Inc. 5/21/2021[1]	0.130	50,000	49,998
LVMH Moët Hennessy Louis Vuitton Inc. 5/24/2021[1]	0.117	50,000	49,998
LVMH Moët Hennessy Louis Vuitton Inc. 6/16/2021[1]	0.105	55,000	54,993
LVMH Moët Hennessy Louis Vuitton Inc. 6/21/2021[1]	0.116	75,000	74,990
LVMH Moët Hennessy Louis Vuitton Inc. 7/8/2021[1]	0.129	40,000	39,992
LVMH Moët Hennessy Louis Vuitton Inc. 7/26/2021[1]	0.124	20,000	19,995
Manhattan Asset Funding Company LLC 5/3/2021[1]	0.090	10,000	10,000
Manhattan Asset Funding Company LLC 5/7/2021[1]	0.120	34,925	34,924
Manhattan Asset Funding Company LLC 5/14/2021[1]	0.090	30,000	29,999
Manhattan Asset Funding Company LLC 5/25/2021[1]	0.090	100,000	99,992
Manhattan Asset Funding Company LLC 5/27/2021[1]	0.100	21,850	21,848
Merck & Co. Inc. 5/3/2021[1]	0.059	100,000	100,000
Merck & Co. Inc. 5/4/2021[1]	0.058	35,000	35,000
Merck & Co. Inc. 5/7/2021[1]	0.070	85,000	84,999
Merck & Co. Inc. 5/11/2021[1]	0.050	100,000	99,999
Merck & Co. Inc. 5/13/2021[1]	0.061	100,000	99,999
Merck & Co. Inc. 5/17/2021[1]	0.050	100,000	99,998
Merck & Co. Inc. 5/18/2021[1]	0.050	50,000	49,999
Merck & Co. Inc. 5/21/2021[1]	0.049	75,000	74,998
Merck & Co. Inc. 5/25/2021[1]	0.050	33,500	33,499
Merck & Co. Inc. 5/26/2021[1]	0.048	100,000	99,997
Merck & Co. Inc. 6/1/2021[1]	0.050	150,000	149,994
Merck & Co. Inc. 6/2/2021[1]	0.048	220,000	219,991
Merck & Co. Inc. 6/4/2021[1]	0.049	75,000	74,997
Mitsubishi UFJ Trust and Banking Corp. 5/12/2021[1]	0.160	125,000	124,996
Mitsubishi UFJ Trust and Banking Corp. 5/14/2021[1]	0.195	94,500	94,497
Mizuho Bank, Ltd. 5/12/2021[1]	0.115	75,000	74,998
Mizuho Bank, Ltd. 5/14/2021[1]	0.115	75,000	74,998
Mizuho Bank, Ltd. 5/19/2021[1]	0.085	200,000	199,992
Mizuho Bank, Ltd. 5/24/2021[1]	0.089	250,000	249,986
Mizuho Bank, Ltd. 6/4/2021[1]	0.085	200,000	199,983
Mizuho Bank, Ltd. 6/11/2021[1]	0.105	100,000	99,989
Mizuho Bank, Ltd. 6/14/2021[1]	0.105	200,000	199,976
Mizuho Bank, Ltd. 6/21/2021[1]	0.119	175,000	174,975
Mizuho Bank, Ltd. 6/22/2021[1]	0.145	50,000	49,993
Mizuho Bank, Ltd. 7/19/2021[1]	0.145	75,000	74,979
Mizuho Bank, Ltd. 7/26/2021[1]	0.145	150,000	149,952
Nederlandse Waterschapsbank N.V. 5/18/2021[1]	0.170	105,000	104,995
Nederlandse Waterschapsbank N.V. 5/24/2021[1]	0.096	250,000	249,985
Nederlandse Waterschapsbank N.V. 5/28/2021[1]	0.105	200,000	199,987
Nederlandse Waterschapsbank N.V. 7/9/2021[1]	0.130	100,000	99,976
Nederlandse Waterschapsbank N.V. 7/12/2021[1]	0.124	100,000	99,975
Nederlandse Waterschapsbank N.V. 7/14/2021[1]	0.130	150,000	149,961
Nederlandse Waterschapsbank N.V. 7/19/2021[1]	0.129	100,000	99,972
Nederlandse Waterschapsbank N.V. 7/26/2021[1]	0.113	250,000	249,920
Nederlandse Waterschapsbank N.V. 7/27/2021[1]	0.110	100,000	99,967
Nestlé Capital Corp. 7/12/2021[1]	0.070	11,050	11,049
Nestlé Capital Corp. 7/14/2021[1]	0.070	100,000	99,992
Nestlé Finance International Ltd. 5/3/2021[1]	0.060	40,000	40,000

Capital Group Central Cash Fund	7

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper (continued)
Nestlé Finance International Ltd. 5/5/2021[1]	0.064%	$86,550	$86,550
Nestlé Finance International Ltd. 5/13/2021[1]	0.066	75,000	74,999
Nestlé Finance International Ltd. 5/17/2021[1]	0.069	50,000	49,999
Nestlé Finance International Ltd. 5/18/2021[1]	0.050	11,300	11,300
Nestlé Finance International Ltd. 5/19/2021[1]	0.050	93,500	93,498
Nestlé Finance International Ltd. 5/20/2021[1]	0.050	64,200	64,198
Nestlé Finance International Ltd. 5/24/2021[1]	0.069	25,000	24,999
Nestlé Finance International Ltd. 5/25/2021[1]	0.069	25,000	24,999
Nordea Bank AB 5/17/2021[1]	0.140	75,000	74,998
Nordea Bank AB 6/23/2021[1]	0.115	150,000	149,981
Nordea Bank AB 7/12/2021[1]	0.085	150,000	149,970
Nordea Bank AB 7/23/2021[1]	0.115	49,800	49,787
Nordea Bank AB 7/27/2021[1]	0.120	173,750	173,702
Nordea Bank AB 7/28/2021[1]	0.125	100,000	99,972
Novartis Finance Corp. 5/19/2021[1]	0.060	33,000	32,999
Novartis Finance Corp. 5/24/2021[1]	0.070	50,000	49,998
Novartis Finance Corp. 6/1/2021[1]	0.070	50,000	49,998
Novartis Finance Corp. 6/7/2021[1]	0.070	35,000	34,998
Novartis Finance Corp. 6/14/2021[1]	0.060	35,000	34,997
Novartis Finance Corp. 6/22/2021[1]	0.070	20,000	19,998
Novartis Finance Corp. 7/12/2021[1]	0.060	22,000	21,997
Novartis Securities Investment Ltd. 6/22/2021[1]	0.080	50,000	49,996
Novartis Securities Investment Ltd. 6/23/2021[1]	0.080	45,000	44,996
NRW.Bank 5/10/2021[1]	0.118	150,000	149,998
NRW.Bank 5/11/2021[1]	0.135	60,000	59,999
NRW.Bank 5/17/2021[1]	0.123	145,000	144,996
NRW.Bank 6/4/2021[1]	0.100	57,000	56,996
NRW.Bank 6/8/2021[1]	0.143	150,000	149,987
NRW.Bank 6/16/2021[1]	0.132	100,000	99,989
NRW.Bank 6/18/2021[1]	0.093	100,000	99,988
NRW.Bank 6/28/2021[1]	0.094	700,000	699,881
Oesterreich Kontrollbank 5/10/2021	0.098	130,000	129,999
Old Line Funding, LLC 5/10/2021[1]	0.110	50,000	49,999
Old Line Funding, LLC 5/17/2021[1]	0.140	65,000	64,997
Old Line Funding, LLC 5/20/2021[1]	0.160	25,000	24,999
Old Line Funding, LLC 5/26/2021[1]	0.105	51,000	50,996
Old Line Funding, LLC 6/14/2021[1]	0.130	25,014	25,010
Old Line Funding, LLC 6/21/2021[1]	0.114	100,000	99,981
Old Line Funding, LLC 6/22/2021[1]	0.136	50,000	49,990
Old Line Funding, LLC 6/23/2021[1]	0.128	50,000	49,990
OMERS Finance Trust 5/4/2021	0.110	9,000	9,000
OMERS Finance Trust 5/5/2021[1]	0.080	57,900	57,900
OMERS Finance Trust 5/13/2021[1]	0.087	30,000	29,999
OMERS Finance Trust 5/28/2021[1]	0.090	50,000	49,997
OMERS Finance Trust 7/8/2021	0.108	61,115	61,098
OMERS Finance Trust 7/14/2021	0.110	75,000	74,979
OMERS Finance Trust 7/21/2021	0.110	25,000	24,993
OMERS Finance Trust 7/22/2021	0.110	20,000	19,994
OMERS Finance Trust 7/28/2021	0.110	20,000	19,995
Oversea-Chinese Banking Corp. Ltd. 6/9/2021[1]	0.158	130,000	129,987
Oversea-Chinese Banking Corp. Ltd. 6/14/2021[1]	0.153	50,000	49,994
Paccar Financial Corp. 5/12/2021	0.070	20,000	20,000
Paccar Financial Corp. 5/17/2021	0.070	22,000	21,999
Paccar Financial Corp. 5/21/2021	0.080	4,400	4,400
Paccar Financial Corp. 5/25/2021	0.070	38,900	38,898
Paccar Financial Corp. 7/29/2021	0.100	26,200	26,192
Pfizer Inc. 5/5/2021[1]	0.050	81,110	81,110
Pfizer Inc. 5/6/2021[1]	0.050	50,000	50,000
Pfizer Inc. 5/10/2021[1]	0.045	120,000	119,999
Procter & Gamble Co. 7/8/2021[1]	0.060	21,000	20,998
Procter & Gamble Co. 7/12/2021[1]	0.060	99,700	99,691
Procter & Gamble Co. 7/13/2021[1]	0.060	25,150	25,148
Procter & Gamble Co. 7/14/2021[1]	0.055	107,400	107,390
Procter & Gamble Co. 7/16/2021[1]	0.049	100,000	99,991
Procter & Gamble Co. 7/22/2021[1]	0.060	100,000	99,991
Roche Holdings, Inc. 5/21/2021[1]	0.050	50,000	49,999

8	Capital Group Central Cash Fund

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper (continued)
Roche Holdings, Inc. 6/16/2021[1]	0.050%	$40,000	$39,997
Royal Bank of Canada 5/21/2021[1]	0.130	200,000	199,994
Royal Bank of Canada 9/20/2021[1]	0.170	100,000	99,950
Royal Bank of Canada 10/13/2021[1]	0.170	100,000	99,936
Sanofi 6/18/2021[1]	0.047	74,100	74,095
Sanofi 6/25/2021[1]	0.055	182,000	181,985
Sanofi 6/30/2021[1]	0.069	100,000	99,991
Starbird Funding Corp. 5/10/2021[1]	0.140	95,000	94,998
Starbird Funding Corp. 5/20/2021[1]	0.130	50,000	49,997
Starbird Funding Corp. 6/7/2021[1]	0.130	50,000	49,993
Starbird Funding Corp. 6/21/2021[1]	0.150	60,000	59,988
Starbird Funding Corp. 7/12/2021[1]	0.140	98,000	97,970
Starbird Funding Corp. 7/15/2021[1]	0.149	30,000	29,990
Sumitomo Mitsui Banking Corp. 5/3/2021[1]	0.080	124,000	124,000
Sumitomo Mitsui Banking Corp. 5/4/2021[1]	0.130	200,000	199,999
Sumitomo Mitsui Banking Corp. 5/11/2021[1]	0.170	100,000	99,998
Sumitomo Mitsui Banking Corp. 5/12/2021[1]	0.130	75,000	74,999
Sumitomo Mitsui Banking Corp. 5/14/2021[1]	0.120	75,000	74,998
Sumitomo Mitsui Banking Corp. 5/21/2021[1]	0.110	75,000	74,997
Sumitomo Mitsui Banking Corp. 5/26/2021[1]	0.145	69,300	69,296
Sumitomo Mitsui Banking Corp. 6/4/2021[1]	0.110	100,000	99,991
Sumitomo Mitsui Banking Corp. 6/7/2021[1]	0.130	75,000	74,993
Sumitomo Mitsui Banking Corp. 6/14/2021[1]	0.130	75,000	74,991
Sumitomo Mitsui Banking Corp. 6/23/2021[1]	0.091	350,000	349,947
Sumitomo Mitsui Trust Bank Ltd. 5/6/2021[1]	0.100	100,000	99,999
Sumitomo Mitsui Trust Bank Ltd. 5/7/2021[1]	0.110	50,000	50,000
Sumitomo Mitsui Trust Bank Ltd. 5/10/2021[1]	0.084	400,000	399,994
Sumitomo Mitsui Trust Bank Ltd. 5/14/2021[1]	0.080	50,000	49,999
Sumitomo Mitsui Trust Bank Ltd. 5/19/2021[1]	0.080	100,000	99,996
Sumitomo Mitsui Trust Bank Ltd. 5/24/2021[1]	0.084	225,000	224,989
Sumitomo Mitsui Trust Bank Ltd. 6/4/2021[1]	0.096	250,000	249,978
Sumitomo Mitsui Trust Bank Ltd. 6/11/2021[1]	0.100	100,000	99,989
Sumitomo Mitsui Trust Bank Ltd. 6/14/2021[1]	0.080	150,000	149,982
Sumitomo Mitsui Trust Bank Ltd. 6/16/2021[1]	0.100	100,000	99,988
Sumitomo Mitsui Trust Bank Ltd. 6/18/2021[1]	0.100	100,000	99,987
Sumitomo Mitsui Trust Bank Ltd. 7/21/2021[1]	0.140	50,000	49,986
Svenska Handelsbanken Inc. 5/7/2021[1]	0.170	100,000	99,999
Svenska Handelsbanken Inc. 5/27/2021[1]	0.080	10,800	10,799
Svenska Handelsbanken Inc. 8/17/2021[1]	0.140	135,000	134,951
Svenska Handelsbanken Inc. 10/25/2021[1]	0.150	25,000	24,981
Thunder Bay Funding, LLC 5/17/2021[1]	0.156	40,000	39,998
Thunder Bay Funding, LLC 6/9/2021[1]	0.134	45,000	44,995
Thunder Bay Funding, LLC 7/1/2021[1]	0.140	35,100	35,092
Toronto-Dominion Holdings USA Inc. 5/3/2021[1]	0.080	100,000	99,999
Toronto-Dominion Holdings USA Inc. 5/17/2021[1]	0.080	100,000	99,996
Toronto-Dominion Holdings USA Inc. 5/24/2021[1]	0.070	100,000	99,994
Toronto-Dominion Holdings USA Inc. 5/26/2021[1]	0.073	20,000	19,999
Toronto-Dominion Holdings USA Inc. 6/2/2021[1]	0.100	150,000	149,987
Toronto-Dominion Holdings USA Inc. 6/7/2021[1]	0.110	75,000	74,992
Toronto-Dominion Holdings USA Inc. 6/14/2021[1]	0.130	400,000	399,950
Toronto-Dominion Holdings USA Inc. 6/16/2021[1]	0.150	200,000	199,974
Toronto-Dominion Holdings USA Inc. 6/22/2021[1]	0.150	155,000	154,976
Toronto-Dominion Holdings USA Inc. 6/23/2021[1]	0.150	150,000	149,977
Toronto-Dominion Holdings USA Inc. 6/28/2021[1]	0.120	75,000	74,987
Toronto-Dominion Holdings USA Inc. 7/16/2021[1]	0.150	50,000	49,989
Total Capital Canada Ltd. 5/7/2021[1]	0.130	175,000	174,998
Total Capital Canada Ltd. 5/19/2021[1]	0.110	129,830	129,827
Total Capital Canada Ltd. 5/25/2021[1]	0.120	42,000	41,998
Total Capital Canada Ltd. 6/8/2021[1]	0.140	50,000	49,997
Total Capital Canada Ltd. 6/16/2021[1]	0.130	50,000	49,995
Total Capital Canada Ltd. 7/7/2021[1]	0.130	275,000	274,954
Total Capital Canada Ltd. 7/26/2021[1]	0.100	45,164	45,154
Total Capital Canada Ltd. 7/27/2021[1]	0.120	50,000	49,989
Total Capital Canada Ltd. 7/28/2021[1]	0.110	100,000	99,977
Toyota Finance Australia Ltd. 5/19/2021	0.104	100,000	99,993
Toyota Motor Credit Corp. 5/3/2021	0.070	17,800	17,800

Capital Group Central Cash Fund	9

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper (continued)
Toyota Motor Credit Corp. 6/21/2021	0.106%	$150,000	$149,973
Unilever Capital Corp. 5/17/2021[1]	0.070	64,000	63,999
Unilever Capital Corp. 5/25/2021[1]	0.080	50,000	49,999
Unilever Capital Corp. 6/1/2021[1]	0.070	10,500	10,500
Unilever Capital Corp. 6/8/2021[1]	0.070	50,000	49,998
United Overseas Bank Ltd. 5/14/2021[1]	0.130	220,031	220,025
United Overseas Bank Ltd. 6/8/2021[1]	0.140	62,450	62,444
United Overseas Bank Ltd. 7/13/2021[1]	0.159	100,000	99,977
Victory Receivables Corp. 5/4/2021[1]	0.127	150,000	149,999
Victory Receivables Corp. 5/5/2021[1]	0.141	200,000	199,999
Victory Receivables Corp. 5/10/2021[1]	0.130	75,000	74,999
Victory Receivables Corp. 6/4/2021[1]	0.122	144,333	144,316
Victory Receivables Corp. 6/7/2021[1]	0.130	136,600	136,582
Victory Receivables Corp. 6/9/2021[1]	0.110	89,750	89,737
Victory Receivables Corp. 6/16/2021[1]	0.150	50,000	49,991
Victory Receivables Corp. 6/21/2021[1]	0.155	95,000	94,981
Victory Receivables Corp. 7/6/2021[1]	0.140	22,546	22,540
Victory Receivables Corp. 7/9/2021[1]	0.130	44,615	44,603
Victory Receivables Corp. 7/20/2021[1]	0.150	28,000	27,991
			45,998,994

Federal agency bills & notes 12.66%
Discount bills & notes 12.44%
Fannie Mae 6/9/2021	0.030	100,000	99,997
Federal Farm Credit Banks 5/6/2021	0.010	15,000	15,000
Federal Farm Credit Banks 5/28/2021	0.020	100,000	99,997
Federal Farm Credit Banks 6/7/2021	0.010	50,000	49,998
Federal Farm Credit Banks 8/10/2021	0.030	17,000	16,998
Federal Farm Credit Banks 8/11/2021	0.040	44,000	43,994
Federal Farm Credit Banks 10/26/2021	0.099	50,000	49,984
Federal Farm Credit Banks 10/29/2021	0.100	10,000	9,997
Federal Home Loan Bank 5/3/2021	0.039	100,000	100,000
Federal Home Loan Bank 5/4/2021	0.030	50,000	50,000
Federal Home Loan Bank 5/5/2021	0.040	50,000	50,000
Federal Home Loan Bank 5/7/2021	0.034	225,000	225,000
Federal Home Loan Bank 5/10/2021	0.036	251,400	251,401
Federal Home Loan Bank 5/12/2021	0.033	587,500	587,501
Federal Home Loan Bank 5/14/2021	0.029	448,000	448,001
Federal Home Loan Bank 5/17/2021	0.031	200,000	200,000
Federal Home Loan Bank 5/19/2021	0.037	365,000	365,000
Federal Home Loan Bank 5/20/2021	0.030	100,000	100,000
Federal Home Loan Bank 5/21/2021	0.033	657,000	656,993
Federal Home Loan Bank 5/25/2021	0.010	150,000	149,998
Federal Home Loan Bank 5/26/2021	0.032	535,000	534,990
Federal Home Loan Bank 5/28/2021	0.024	887,350	887,332
Federal Home Loan Bank 6/2/2021	0.022	1,051,000	1,050,974
Federal Home Loan Bank 6/4/2021	0.032	269,000	268,993
Federal Home Loan Bank 6/9/2021	0.033	726,000	725,978
Federal Home Loan Bank 6/11/2021	0.033	527,800	527,783
Federal Home Loan Bank 6/14/2021	0.030	127,000	126,996
Federal Home Loan Bank 6/16/2021	0.025	344,100	344,087
Federal Home Loan Bank 6/18/2021	0.016	909,042	909,007
Federal Home Loan Bank 6/21/2021	0.011	358,300	358,285
Federal Home Loan Bank 6/22/2021	0.010	75,000	74,997
Federal Home Loan Bank 6/23/2021	0.014	639,224	639,197
Federal Home Loan Bank 6/25/2021	0.022	622,800	622,773
Federal Home Loan Bank 6/29/2021	0.015	75,000	74,996
Federal Home Loan Bank 6/30/2021	0.015	122,000	121,994
Federal Home Loan Bank 7/2/2021	0.019	755,800	755,763
Federal Home Loan Bank 7/7/2021	0.019	783,000	782,958
Federal Home Loan Bank 7/8/2021	0.015	150,000	149,992
Federal Home Loan Bank 7/9/2021	0.019	855,800	855,753
Federal Home Loan Bank 7/12/2021	0.020	625,000	624,964
Federal Home Loan Bank 7/14/2021	0.016	395,000	394,976

10	Capital Group Central Cash Fund

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal agency bills & notes (continued)
Federal Home Loan Bank 7/15/2021	0.031%	$150,000	$149,991
Federal Home Loan Bank 7/16/2021	0.018	622,400	622,362
Federal Home Loan Bank 7/23/2021	0.018	486,900	486,867
Federal Home Loan Bank 7/28/2021	0.015	300,000	299,979
Federal Home Loan Bank 8/2/2021	0.020	100,000	99,992
Federal Home Loan Bank 8/4/2021	0.020	100,000	99,992
Federal Home Loan Bank 8/6/2021	0.050	65,000	64,995
Federal Home Loan Bank 8/13/2021	0.054	44,000	43,996
			16,270,821

	Coupon rate
Interest bearing bills & notes 0.22%
Federal Home Loan Bank (USD-SOFR + 0.01%) 5/3/2021[2]	0.020	50,000	50,000
Federal Home Loan Bank (USD-SOFR + 0.01%) 5/4/2021[2]	0.020	75,000	75,000
Federal Home Loan Bank (USD-SOFR + 0.015%) 5/19/2021[2]	0.025	100,000	100,002
Federal Home Loan Bank (USD-SOFR + 0.015%) 6/15/2021[2]	0.025	50,000	50,003
			275,005

Total federal agency bills & notes			16,545,826

Repurchase agreements 3.35%
Overnight repurchase agreements*		4,375,000	4,375,000

	Weighted average yield at acquisition
Discount notes 0.07%
International Bank for Reconstruction and Development 6/28/2021	0.020	100,000	99,992

Total short-term securities (cost: $127,864,061,000)			127,867,510

Bonds, notes & other debt instruments 0.63%
U.S. Treasury bonds & notes 0.63%
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.22%) 0.24% 2021[2]		300,000	300,204
U.S. Treasury 0.075% 2022[2]		100,000	100,056
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.154%) 0.174% 2022[2]		100,000	100,119
U.S. Treasury 0.046% 2023[2]		175,000	175,032
U.S. Treasury 0.069% 2023[2]		150,000	150,072

Total bonds, notes & other debt instruments (cost: $825,028,000)			825,483
Total investment securities 98.44% (cost: $128,689,089,000)			128,692,993
Other assets less liabilities 1.56%			2,032,950

Net assets 100.00%			$130,725,943

Capital Group Central Cash Fund	11

*Repurchase agreements

Counterparty	Lending rate	Settlement date	Maturity date	Collateralized by	Collateral received, at value (000)	Repurchase agreement, at value (000)	Repurchase agreement proceeds to be received (000)
Bank of Montreal	0.005%	4/30/2021	5/3/2021	U.S. Treasury 0.125%-3.125% 2021-2030	$51,000	$50,000	$50,000
BNP Paribas	0.005	4/30/2021	5/3/2021	U.S. Treasury 0%-3.875% 2021-2029	408,000	400,000	400,000
BofA Securities	0.010	4/30/2021	5/3/2021	U.S. Treasury 0.125%-8.125% 2021-2031	612,000	600,000	600,001
Canadian Imperial Bank of Commerce	0.005	4/30/2021	5/3/2021	U.S. Treasury 0.125%-3.125% 2022-2030	484,500	475,000	475,000
JPMorgan Securities	0.005	4/30/2021	5/3/2021	U.S. Treasury 0.125%-2.625% 2021-2022	612,000	600,000	600,000
Mizuho Securities	0.005	4/30/2021	5/3/2021	U.S. Treasury 0.125%-2.75% 2021-2030	102,000	100,000	100,000
RBC Dominion Securities	0.005	4/30/2021	5/3/2021	U.S. Treasury 0%-6.50% 2021-2031	102,000	100,000	100,000
Royal Bank of Canada	0.005	4/30/2021	5/3/2021	U.S. Treasury 0.125%-3.875% 2021-2031	1,020,000	1,000,000	1,000,000
Societe Generale Bank	0.005	4/30/2021	5/3/2021	U.S. Treasury 0%-8.125% 2021-2031	408,000	400,000	400,000
TD Securities	0.005	4/30/2021	5/3/2021	U.S. Treasury 1.25%-1.875% 2022-2028	510,000	500,000	500,000
Wells Fargo Securities	0.010	4/30/2021	5/3/2021	U.S. Treasury 0.125%-0.875% 2023-2029	153,000	150,000	150,000
					$4,462,500	$4,375,000	$4,375,001

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $35,159,409,000, which represented 26.90% of the net assets of the fund.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations and symbol

SOFR = Secured Overnight Financing Rate
USD/$ = U.S. dollars

See notes to financial statements.

12	Capital Group Central Cash Fund

Financial statements

Statement of assets and liabilities	unaudited
at April 30, 2021	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $128,689,089)		$128,692,993
Cash		5,773,460
Receivables for:
Sales of fund’s shares	$1,694,356
Interest	177	1,694,533
		136,160,986
Liabilities:
Payables for:
Repurchases of fund’s shares	5,434,827
Dividends on fund’s shares	45
Trustees’ deferred compensation	125
Other	46	5,435,043
Net assets at April 30, 2021		$130,725,943

Net assets consist of:
Capital paid in on shares of beneficial interest		$130,722,040
Total distributable earnings		3,903
Net assets at April 30, 2021		$130,725,943

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,307,147 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class M	$130,725,943	1,307,147	$100.01

See notes to financial statements.

Capital Group Central Cash Fund	13

Financial statements (continued)

Statement of operations	unaudited
for the six months ended April 30, 2021	(dollars in thousands)

Investment income:
Income:
Interest		$60,918
Fees and expenses:
Reports to shareholders	$8
Registration statement and prospectus	1
Trustees’ compensation	82
Auditing and legal	54
Custodian	136
Other	16	297
Net investment income		60,621

Net realized gain and unrealized appreciation:
Net realized gain on investments		6
Net unrealized appreciation on investments		65
Net realized gain and unrealized appreciation		71

Net increase in net assets resulting from operations		$60,692

Statements of changes in net assets
(dollars in thousands)

	Six months ended April 30, 2021*	Year ended October 31, 2020
Operations:
Net investment income	$60,621	$966,538
Net realized gain	6	11
Net unrealized appreciation (depreciation)	65	(22,901)
Net increase in net assets resulting from operations	60,692	943,648

Distributions paid or accrued to shareholders	(60,625)	(966,571)

Net capital share transactions	10,223,259	764,574

Total increase in net assets	10,223,326	741,651

Net assets:
Beginning of period	120,502,617	119,760,966
End of period	$130,725,943	$120,502,617

*	Unaudited.

See notes to financial statements.

14	Capital Group Central Cash Fund

Notes to financial statements	unaudited

1. Organization

Capital Group Central Fund Series (the “trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, Capital Group Central Cash Fund (the “fund”). The fund seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

The fund manages cash balances for Capital Group and other funds, investment vehicles and accounts advised by Capital Group affiliates, and is not available to the public. The fund is an institutional prime money market fund with a floating net asset value.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash may include amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The fund’s net asset value will vary as a result of changes in the value of the securities in which the fund invests.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Repurchase agreements and daily variable rate notes are generally valued at par. When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with SEC rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before

Capital Group Central Cash Fund	15

the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

At April 30, 2021, all of the fund’s investment securities were classified as Level 2.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline, sometimes rapidly or unpredictably, due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Investing outside the U.S. — The fund invests in commercial paper and other short-term bank obligations that are issued by entities domiciled outside the U.S., or with significant operations or revenues outside the U.S. Such securities may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate or generate revenue. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund.

Investing in cash equivalents — Cash equivalents, such as commercial paper, asset-backed commercial paper, short term-bank obligations and corporate bonds and notes that mature or may be redeemed or mature within thirteen months or less, like other fixed income instruments are subject to interest rate risk. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper is often unsecured, but may be supported by letters of credit or other forms of collateral. Maturing commercial paper are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is

16	Capital Group Central Cash Fund

subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. As with all fixed income securities, there is a chance that the issuer will default on its short-term obligations and these securities may become illiquid or suffer from reduced liquidity in these or other situations.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Financial services risk — A significant portion of the fund’s portfolio may be comprised of securities issued by companies in the financial services industry. As a result, the fund may be more susceptible to any economic, business, political or other developments which generally affect this industry sector. The profitability of many types of financial companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the fund’s investments may lose value during such periods.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results.

5. Certain investment techniques

Repurchase agreements — The fund has entered into repurchase agreements, under which the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest that are held at a custodian bank and are fully collateralized by cash or U.S. government securities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

Capital Group Central Cash Fund	17

As of and during the period ended April 30, 2021, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Interest income is recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2020, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$85

As of April 30, 2021, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$4,248
Gross unrealized depreciation on investments	(344)
Net unrealized appreciation on investments	3,904
Cost of investments	128,689,089

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended April 30, 2021	Year ended October 31, 2020
Class M	$60,625	$966,571

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to the fund. These services include recordkeeping, shareholder communications and transaction processing.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the fund. Trustees’ compensation in the fund’s statement of operations reflects the current fees (either paid in cash or deferred) and a net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

18	Capital Group Central Cash Fund

Security transactions with related funds — The fund may purchase securities from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended April 30, 2021, the fund did not engage in any such purchase or sale transactions with any related funds.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2021.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales		Reinvestments of distributions		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2021

Class M	$223,961,525	2,239,391	$60,571	606	$(213,798,837)	(2,137,774)	$10,223,259	102,223

Year ended October 31, 2020

Class M	$358,118,132	3,580,552	$966,570	9,665	$(358,320,128)	(3,582,752)	$764,574	7,465

10. Ownership concentration

At April 30, 2021, the fund had one shareholder, American Balanced Fund, with aggregate ownership of 17% of the fund’s outstanding shares. CRMC is the investment adviser to American Balanced Fund.

Capital Group Central Cash Fund	19

Financial highlights

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class M:
4/30/2021[2,3]	$100.01	$.05	$—	[4]	$.05	$(.05)	$100.01	.06%[5]		$130,726	—%[6,7]		.10%[7]
10/31/2020	100.01	.77	.06		.83	(.83)	100.01	.83		120,503	—	[6]	.77
10/31/2019[2,8]	100.00	1.60	.01		1.61	(1.60)	100.01	1.62	[5]	119,761	—	[6,7]	2.31	[7]

[1]	Based on average shares outstanding.
[2]	Based on operations for a period that is less than a full year.
[3]	Unaudited.
[4]	Amount less than $.01.
[5]	Not annualized.
[6]	Amount less than .01%.
[7]	Annualized.
[8]	Class M shares began investment operations on February 22, 2019.

See notes to financial statements.

20	Capital Group Central Cash Fund

Expense example	unaudited

This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2020, through April 30, 2021).

Actual expenses:

The first line in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 11/1/2020	Ending account value 4/30/2021	Expenses paid during period[1]		Annualized expense ratio
Capital Group Central Cash Fund
Actual return	$1,000.00	$1,000.60	$0.00	[2]	—%[3]
Assumed 5% return	1,000.00	1,024.79	0.00	[2]	—	[3]

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	Amount less than $.01.
[3]	Amount less than .01%.

Capital Group Central Cash Fund	21

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2022. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2020, while recognizing the fund’s short operational history. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee noted that the fund is primarily used as a centralized cash management vehicle for other funds advised by CRMC and its affiliates, and as such the fund does not pay an advisory fee. They considered the limited other expenses borne by the fund and concluded that those expenses were fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for amounts paid by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the American Funds and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of other amounts paid by the fund.

22	Capital Group Central Cash Fund

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the fund, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s expense structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Capital Group Central Cash Fund	23

Office of the fund

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Distributor

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

24	Capital Group Central Cash Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund’s registration statement, which can be obtained from the fund’s website and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on capitalgroup.com or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on capitalgroup.com.

Capital Group Central Cash Fund files a complete list of its portfolio holdings with the SEC monthly on Form N-MFP. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of Capital Group Central Cash Fund, but it also may be used as sales literature when preceded or accompanied by the fund’s registration statement, which gives details about charges, expenses, investment objectives and operating policies of the fund.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 98% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2020.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2020. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 66% of the time, based on the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP CENTRAL FUND SERIES

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Principal Executive Officer

Date: June 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Principal Executive Officer

Date: June 30, 2021

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: June 30, 2021